STOCK OPTION PLANS (Details- Option Activity) - Equity Option [Member]	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding - beginning | shares	302,846
Weighted average exercise price - beginning | $ / shares	$ 45.85
Weighted average contractural term - beginning	4 years 7 months 24 days
Aggregate intrinsic value - beginning | $	$ 0
Shares granted | shares	25,000
Weighted average exercise price - shares granted | $ / shares	$ 60.00
Weighted average contractural term -granted	9 years 3 days
Aggregate intrinsic value - granted | $	$ 0
Shares exercised | shares	0
Weighted average exercise price - shares Exercised | $ / shares	$ 0
Aggregate intrinsic value - Exercised | $	$ 0
Shares cancelled and expired | shares	(1,313)
Weighted average exercise price - shares Cancelled | $ / shares	$ 0
Aggregate intrinsic value - Cancelled & Expired | $	$ 0
Shares outstanding - ending | shares	326,533
Weighted average exercise price - ending | $ / shares	$ 46.77
Weighted average contractural term - ending	4 years 9 months 14 days
Aggregate intrinsic value - ending | $	$ 0
Shares exercisable | shares	305,556
Weighted average exercise price - exercisable | $ / shares	$ 46.10
Weighted average contractural term - exercisable	4 years 8 months 19 days
Aggregate intrinsic value - exercisable | $	$ 0